UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2012

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 50.0%
	Adjustable Rate Mortgage Trust
$1,115,664	0.499%, 01/25/36 (A)	$707,570
	American Home Mortgage Investment Trust
1,556,970	2.548%, 10/25/34 (A)	1,097,033
2,600,530	2.230%, 09/25/45 (A)	2,081,473
560,013	0.529%, 11/25/45 (A)	369,024
660,136	0.379%, 03/25/46 (A)	447,641
	Banc of America Funding
524,304	2.545%, 12/20/36 (A)	505,784
689,545	0.470%, 04/20/35 (A)	518,012
	Banc of America Mortgage Securities
4,824	2.870%, 07/25/35 (A)	3,865
	Bear Stearns Adjustable Rate Mortgage Trust
7,785	2.919%, 01/25/35 (A)	6,405
151,090	2.853%, 04/25/34 (A)	121,542
117,287	2.787%, 01/25/35 (A)	100,707
7,258,217	2.778%, 02/25/36 (A)	4,411,856
169,922	2.605%, 07/25/34 (A)	145,171
617,043	2.520%, 02/25/36 (A)	544,552
	Citicorp Mortgage Securities
291,473	0.589%, 09/25/35 (A)	280,570
	Citigroup Mortgage Loan Trust
1,366,785	2.580%, 10/25/35 (A)	1,215,624
	Citimortgage Alternative Loan Trust
6,402,877	6.000%, 07/25/36	4,717,762
5,688,826	6.000%, 06/25/37	4,081,801
	Countrywide Alternative Loan Trust
1,550,341	0.449%, 05/25/35 (A)	920,713
	Countrywide Home Loan Mortgage Pass-Through Trust
2,626,432	2.925%, 04/25/35 (A)	1,264,525
720,521	0.579%, 03/25/35 (A)	398,048
2,997,028	0.509%, 04/25/35 (A)	1,899,103
	Deutsche ALT-A Securities Alternate Loan Trust
7,317,451	5.500%, 12/25/35	4,925,099
	FREMF Mortgage Trust
1,500,000	4.023%, 11/25/44 (A) (B)	1,356,162
	GMAC Mortgage Loan Trust
700,797	2.947%, 06/19/35 (A)	649,643
	GSR Mortgage Loan Trust
315,298	5.331%, 07/25/35 (A)	267,011
825,485	2.901%, 12/25/34 (A)	612,101
78,477	2.661%, 11/25/35 (A)	69,530

1

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 50.0% (continued)
	Indymac Index Mortgage Loan Trust
$725,540	5.292%, 05/25/36 (A)	$347,871
1,073,613	2.916%, 04/25/35 (A)	829,615
468,722	0.559%, 07/25/45 (A)	320,315
	JP Morgan Alternative Loan Trust
3,683,146	5.297%, 03/25/36 (A)	2,554,196
	JP Morgan Mortgage Trust
2,775,764	2.850%, 07/25/35 (A)	2,608,366
253,997	2.778%, 07/25/35 (A)	244,179
	Lehman Mortgage Trust
1,763,437	6.500%, 09/25/37	1,356,868
2,588,510	5.500%, 02/25/36	2,292,928
815,034	0.739%, 01/25/36 (A)	498,044
	Lehman XS Trust
3,134,535	0.359%, 07/25/37 (A)	1,443,541
	Master Adjustable Rate Mortgages Trust
1,552,854	2.810%, 03/25/35 (A)	1,077,159
1,405,315	2.725%, 03/25/35 (A)	1,222,475
3,912,636	2.670%, 12/25/34 (A)	3,252,426
2,846,001	0.399%, 01/25/47 (A)	1,522,784
	MASTR Asset Securitization Trust
595,394	6.500%, 11/25/37	483,257
	Merrill Lynch Alternative Note Asset
254,099	6.000%, 03/25/37	163,157
	Morgan Stanley Mortgage Loan Trust
150,000	5.500%, 11/25/35	140,424
1,883,012	0.499%, 04/25/35 (A)	1,436,053
	New York Mortgage Trust
1,679,100	2.959%, 05/25/36 (A)	1,358,815
	Residential Accredit Loans
705,844	6.000%, 06/25/36	447,808
8,137	0.958%, 09/25/46 (A)	3,518
	Residential Funding Mortgage Securities I
1,437,952	5.750%, 01/25/36	1,329,460
6,404,972	2.915%, 08/25/35 (A)	5,288,444
	Structured Adjustable Rate Mortgage Loan Trust
1,953,498	2.556%, 06/25/34 (A)	1,785,153
1,409,532	0.549%, 07/25/35 (A)	856,726
820,633	0.399%, 01/25/37 (A)	437,280
	Vericrest Opportunity Loan Transferee
1,000,000	8.112%, 03/25/49 (A) (B)	1,000,000
1,000,000	4.213%, 03/25/49 (A) (B)	1,000,000

2

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 50.0% (continued)
	WaMu Mortgage Pass-Through Certificates
$3,457,056	2.706%, 09/25/46 (A)	$2,625,551
784,308	0.969%, 12/25/46 (A)	565,795
14,914	0.919%, 04/25/47 (A)	10,461
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,576,009	6.000%, 03/25/36	3,221,808
793,138	1.119%, 08/25/46 (A)	402,816
279,335	0.479%, 01/25/47 (A)	116,754
	Wells Fargo Mortgage Backed Securities Trust
4,241,648	5.500%, 01/25/36	4,082,730
1,247,424	2.689%, 04/25/35 (A)	1,141,398
19,044	2.614%, 03/25/35 (A)	17,940

	Total Residential Mortgage-Backed Obligations
	(Cost $80,835,896)	81,204,442

Commercial Mortgage-Backed Obligations — 28.2%
	Banc of America Merrill Lynch Commercial Mortgage
675,000	5.818%, 04/10/49 (A)	766,111
	Bear Stearns Commercial Mortgage Securities
2,485,000	5.981%, 05/11/39 (A) (B)	2,496,215
500,000	5.331%, 02/11/44	535,410
	Commercial Mortgage Pass Through Certificates
1,400,000	5.825%, 12/10/44 (A)	1,382,485
	Credit Suisse Mortgage Capital Certificates
1,180,000	6.408%, 02/15/41 (A)	1,326,391
500,000	5.967%, 09/15/39 (A)	539,738
3,700,000	5.869%, 09/15/40 (A)	3,118,153
1,810,000	5.867%, 06/15/39 (A)	1,964,474
2,935,000	5.695%, 09/15/40 (A)	3,213,329
580,000	5.542%, 01/15/49 (A)	630,133
	DBUBS Mortgage Trust
2,200,000	5.728%, 11/10/46 (A) (B)	1,979,113
	Extended Stay America Trust
2,780,000	5.498%, 11/05/27 (B)	2,812,437
	Greenwich Capital Commercial Funding
2,475,000	5.736%, 12/10/49	2,755,942
	GS Mortgage Securities II
10,355,000	5.980%, 08/10/45 (A)	9,006,603
	JP Morgan Chase Commercial Mortgage Securities
760,000	6.003%, 06/15/49 (A)	840,597
100,000	5.475%, 04/15/43 (A)	111,985
225,000	5.420%, 01/15/49	250,692
3,475,000	5.372%, 05/15/47	3,192,726

3

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Commercial Mortgage-Backed Obligations — 28.2% (continued)
	LB-UBS Commercial Mortgage Trust
$700,000	5.866%, 09/15/45 (A)	$798,972
	Merrill Lynch/Countrywide Commercial Mortgage Trust
3,575,000	5.856%, 09/12/49 (A)	3,055,499
	Morgan Stanley Reremic Trust
3,400,000	5.980%, 08/12/45 (A) (B)	3,533,494
1,100,000	5.980%, 08/15/45 (A) (B)	1,143,189
	WF-RBS Commercial Mortgage Trust
325,000	5.647%, 02/15/44 (A) (B)	293,663

	Total Commercial Mortgage-Backed Obligations
	(Cost $43,437,102)	45,747,351

Asset-Backed Securities — 17.9%
	AmeriCredit Automobile Receivables Trust
1,000,000	5.940%, 07/08/19 (B)	998,122
	Ameriquest Mortgage Securities
1,900,000	0.739%, 09/25/35 (A)	911,867
800,000	0.689%, 01/25/36 (A)	509,317
	Argent Securities
1,735,240	2.939%, 09/25/33 (A)	1,175,341
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16	1,735,982
	Countrywide Asset-Backed Certificates
1,575,000	5.103%, 05/25/35	1,273,113
	Diamond Resorts Owner Trust
801,777	12.000%, 03/20/26 (B)	861,931
	DSC Floorplan Master Owner Trust
2,300,000	8.110%, 03/15/16 (B)	2,333,662
	First Franklin Mortgage Loan Asset Backed Certificates
1,091,595	0.389%, 07/25/36 (A)	828,229
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,227,476
2,000,000	6.860%, 03/15/19 (B)	2,007,563
	Fremont Home Loan Trust
1,138,682	0.389%, 11/25/36 (A)	370,577
	GSAA Trust
2,228,860	0.309%, 12/25/46 (A)	827,085
	Indymac Residential Asset Backed Trust
4,327,658	0.399%, 07/25/37 (A)	2,323,654
	JP Morgan Mortgage Acquisition
625,000	0.709%, 06/25/35 (A)	349,835
	New Century Home Equity Loan Trust
875,000	0.759%, 03/25/35 (A)	632,809
1,100,000	0.689%, 06/25/35 (A)	669,589

4

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value

Asset-Backed Securities — 17.9% (continued)
	Option One Mortgage Loan Trust
$1,391,714	0.339%, 01/25/37 (A)	$847,231
	Park Place Securities
1,175,000	0.739%, 07/25/35 (A)	866,292
	Residential Asset Mortgage Products
2,252,979	0.419%, 10/25/36 (A)	1,855,173
	Saxon Asset Securities Trust
408,841	0.889%, 12/26/34 (A)	301,692
	Sierra Receivables Funding
1,077,224	9.310%, 07/20/28 (B)	1,077,035
	Structured Asset Securities
1,323,249	0.529%, 06/25/35 (A)	919,851
239,284	0.329%, 03/25/37 (A)	165,879
	Westgate Resorts
3,000,000	11.000%, 09/20/25 (B)	3,000,000

	Total Asset-Backed Securities
	(Cost $29,182,814)	29,069,305

Short-Term Investment (C) — 1.0%
	Dreyfus Treasury Prime Cash Management, 0.000%
1,580,619	(Cost $1,580,619)	1,580,619

	Total Investments — 97.1%
	(Cost $155,036,431)	157,601,717
	Other Assets and Liabilities — 2.9%	4,720,364

	Net Assets — 100.0%	$162,322,081

(A)	Variable rate security - Rate disclosed is the rate in effect on April 30, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate shown is the 7-day effective yield as of April 30, 2012.

5

Portfolio of Investments — as of April 30, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary at April 30, 2012 (Unaudited)

Residential Mortgage-Backed Obligations	50.0%
Commercial Mortgage-Backed Obligations	28.2
Asset-Backed Securities	17.9
Short-Term Investment	1.0

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

See accompanying notes to financial statements.

6

Statement of Assets and Liabilities (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$155,036,431

Investments at value	$157,601,717
Cash	53,771
Receivable for securities sold	11,920,317
Dividends and interest receivable	588,542
Deferred offering costs (Note 2)	78,603
Reimbursement from Investment Adviser (Note 4)	31,811
Prepaid expenses	4,681

TOTAL ASSETS	170,279,442

LIABILITIES
Payable for securities purchased	7,884,089
Administrative fees payable (Note 4)	16,441
Chief Compliance Officer fees payable (Note 3)	3,369
Trustees’ fees payable	1,781
Other accounts payable and accrued expenses	51,681

TOTAL LIABILITIES	7,957,361

NET ASSETS	$162,322,081

NET ASSETS CONSIST OF:
Paid-in capital	$156,760,208
Undistributed net investment income	864,392
Accumulated net realized gain on investments	2,132,195
Net unrealized appreciation on investments	2,565,286

NET ASSETS	$162,322,081

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$162,322,081

Shares of beneficial interest	15,138,737

Net asset value, offering and redemption price per share	$10.72

See accompanying notes to financial statements.

7

Statement of Operations (Unaudited)

For the period ended April 30, 2012*

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$4,424,722

4,424,722

Expenses
Administrative fees (Note 4)	53,030
Trustees’ fees and expenses	4,887
Chief Compliance Officer fees (Note 3)	3,369
Offering costs (Note 2)	35,916
Legal fees	19,917
Transfer agent fees and expenses (Note 4)	16,996
Audit and tax services fees	8,690
Shareholder reporting expenses	7,256
Registration fees	6,506
Custodian fees and expenses	1,956
Miscellaneous expenses	6,989

Total expenses	165,512
Fee/expense reimbursement (Note 5)	(119,669)

Net expenses	45,843

Net investment income	4,378,879

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on Investments	2,132,195
Net change in unrealized appreciation on Investments	1,260,561

Net realized and unrealized gain on investments	3,392,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,771,635

*	Commenced operations December 15, 2011.

See accompanying notes to financial statements.

8

Statement of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

Period Ended April 30, 2012* (Unaudited)
FROM OPERATIONS:
Net investment income	$4,378,879
Net realized gain on investments	2,132,195
Net change in unrealized appreciation on investments	1,260,561

Net increase in net assets resulting from operations	7,771,635

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,514,487)

Total distributions	(3,514,487)

CAPITAL SHARE TRANSACTIONS (1):
Issued	56,821,602
Issued in connection with in-kind transfer**	101,728,950
Reinvestment of distributions	3,514,487
Redeemed	(4,000,106)

Net increase in net assets from capital share transactions	158,064,933

Net increase in net assets	162,322,081
NET ASSETS:
Beginning of the period	—

End of the period	$162,322,081

UNDISTRIBUTED NET INVESTMENT INCOME	$864,392

*	Commenced operations on December 15, 2011.
**	See Notes 1 and 10 in Notes to Financial Statements.
(1)	For share transactions, see Note 6 in Notes to Financial Statements.

See accompanying notes to financial statements.

9

Financial Highlights

For a share outstanding throughout each period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Institutional Class
4/30/2012*	$10.00	$0.38	$0.61	$0.99	$(0.27)	$—	$(0.27)

*	Commenced operations on December 15, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.

10

Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)(d)	Ratio of expenses to average net assets (excluding waivers and reimbursements (%) (d)	Ratio of net investment income to average net assets (%) (d)	Portfolio turnover rate (%)

$10.72	9.93	$162,322	0.10	0.36	9.42	37

See accompanying notes to financial statements.

11

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011 as a result of a contribution in-kind from separately managed accounts. On this date, the Fund issued 7,032,794 shares and acquired securities tax-free at their then current value of $71,634,467, including unrealized appreciation of $1,304,725. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the fund:

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

12

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measuremen and unobservable (supported by little or no market activity).

13

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management has evaluated the implications of ASU 2011-04 and does not believe the adoption will have a material impact on the financial statements.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$81,204,442	$—	$81,204,442
Commercial Mortgage-Backed Obligations	—	45,747,351	—	45,747,351
Asset-Backed Securities	—	29,069,305	—	29,069,305
Short-Term Investment	1,580,619	—	—	1,580,619

Total Investments in Securities	$1,580,619	$156,021,098	$—	$157,601,717

14

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2012, there were no Level 3 securities.

For the period ended April 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

c. Federal and Foreign Income Taxes. It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

e. Expenses. Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

15

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

f. Dividends and Distributions to Shareholders. The Fund distributes its net investment income monthly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g. Deferred Offering Costs. Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2012, the remaining amount still to be amortized for the Fund was $78,603.

3. Transactions with Affiliates. Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for the Fund, plus $20,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Fund’s average daily net assets. The Administrator also serves as the shareholder servicing agent for the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Boston Financial Data Services, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

16

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses from exceeding 0.10% of the Fund’s Institutional Class Shares’ average daily net assets until October 31, 2012 and 0.20% thereafter. This Agreement may only be terminated by the Board.

6. Capital Shares.

Period Ended April 30, 2012*
SHARE TRANSACTIONS:
Issued	5,298,676
Issued in connection with in-kind transfer**	9,880,276
Reinvestment of distributions	330,852
Redeemed	(371,067)

Net share transactions	15,138,737

*	Commenced operations on December 15, 2011.
**	See Notes 1 and 10.

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2012, were, $150,746,978 and $33,863,935, respectively. Included in the amount for cost of security purchases are contributions in-kind of $100,424,225.

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be

17

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$155,036,431	$4,467,522	$(1,902,236)	$2,565,286

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

10. In-Kind Transfers. In addition to the in-kind contribution that seeded the Fund (see Note 1), and during the period ended April 30, 2012, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their then current value on the date of transaction.

Transaction Date	Shares Issued	Value
1/18/2012	770,935	$ 7,909,795
2/28/2012	1,591,379	16,932,272
3/28/2012	484,988	5,252,416

11. Other. At April 30, 2012, 20% of Institutional Class total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

18

Notes to Financial Statements (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

19

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

20

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class	Beginning Account Value 12/15/2011	Ending Account Value 4/30/2012	Expenses Paid During Period 12/15/2011 - 4/30/2012
Actual	$1,000.00	$1,099.30	$0.40	*
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	**

*	Expenses are equal to the Fund’s annualized expense ratio, 0.10%, multiplied by the average account value over the period, multiplied by 138/366 (to reflect the commencement of operations period shown.)
**	Expenses are equal to the Fund’s annualized expense ratio, 0.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

21

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its March 24, 2011 special meeting, the Board of the Trust considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and The Advisors’ Inner Circle Fund (the “Trust”), on behalf of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”) for an initial two-year term. The Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory and Sub-Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the terms of the Advisory Agreement. Among other things, the Adviser’s representative provided an overview of the Adviser, including its history and structure, and compliance process, including staffing. The representatives also reviewed the Adviser’s investment team and process. In addition, the Adviser’s representatives discussed the rationale for launching the Fund. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio

22

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Fund

Because the Fund is new, no performance information relating to the Fund was available for consideration.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fee payable by the Fund to the Adviser was reasonable, the Trustees noted that, under the Advisory Agreement, the Adviser does not charge the Fund for investment advisory services. The Trustees considered that, although the Fund does not compensate the Adviser directly for services under the Advisory Agreement, the Adviser will typically receive an advisory fee from its institutional advisory clients who have invested in the Fund. The Trustees also reviewed reports comparing the Fund’s expected expense ratio to the expense ratios of comparable mutual funds and noted that the Fund’s expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation arrangement. The Board recognized that, because the Fund is not charged an advisory fee and given the Fund’s unique fee structure, the advisory agreement would not provide for breakpoints and the Board would not assess the need for breakpoints in the future as the Fund grows so long as the current fee structure was in place. Because the Adviser does not charge the Fund an advisory fee or provide other services for which the Adviser receives a fee from the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow.

23

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

April 30, 2012

Loomis Sayles Full Discretion Institutional Securitized Fund

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Fund’s fee and expense arrangement is reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

24

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012